CONSOLIDATED INCOME STATEMENTS ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares
Revenue	¥ 509,711	$ 71,985	¥ 376,844	¥ 250,266
Cost of revenue	(282,367)	(39,878)	(206,929)	(107,044)
Product development expenses	(43,080)	(6,085)	(37,435)	(22,754)
Sales and marketing expenses	(50,673)	(7,156)	(39,780)	(27,299)
General and administrative expenses	(28,197)	(3,982)	(24,889)	(16,241)
Amortization and impairment of intangible assets	(13,388)	(1,891)	(10,727)	(7,120)
Impairment of goodwill	(576)	(81)	0	(494)
Income from operations	91,430	12,912	57,084	69,314
Interest and investment income, net	72,956	10,303	44,106	30,495
Interest expense	(5,180)	(731)	(5,190)	(3,566)
Other income, net	7,439	1,051	221	4,160
Income before income tax and share of results of equity investees	166,645	23,535	96,221	100,403
Income tax expenses	(20,562)	(2,904)	(16,553)	(18,199)
Share of results of equity investees	(5,733)	(810)	566	(20,792)
Net income	140,350	19,821	80,234	61,412
Net loss attributable to noncontrolling interests	9,083	1,283	7,652	2,681
Net income attributable to Alibaba Group Holding Limited	149,433	21,104	87,886	64,093
Accretion of mezzanine equity	(170)	(24)	(286)	(108)
Net income attributable to ordinary shareholders	¥ 149,263	$ 21,080	¥ 87,600	¥ 63,985
Earnings per share attributable to ordinary shareholders (Note)
Basic | (per share)	¥ 7.10	$ 1.00	¥ 4.24	¥ 3.13
Diluted | (per share)	6.99	0.99	4.17	3.06
Earnings per ADS attributable to ordinary shareholders (one ADS equals eight ordinary shares)
Basic | (per share)	56.82	8.02	33.95	25.06
Diluted | (per share)	¥ 55.93	$ 7.90	¥ 33.38	¥ 24.51
Weighted average number of shares used in computing earnings per share (million shares) (Note)
Basic	21,017	21,017	20,640	20,425
Diluted	21,346	21,346	20,988	20,881